COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) shares in Millions	Jun. 30, 2022 USD ($) carrier vessel shares	Dec. 31, 2021 USD ($) vessel shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Commitments and Contingencies [Line Items]
Finance Lease, Liability	$ 498,823,000	$ 524,200,000
Restricted cash	$ 5,714,000	$ 8,338,000	$ 5,866,000
Common stock - Frontline Ltd
Commitments and Contingencies [Line Items]
Investment owned, balance (in shares) | shares	1.4	1.4
Principal debt amount	$ 15,600,000	$ 15,600,000		$ 36,800,000
Debt for acquired equipment
Commitments and Contingencies [Line Items]
Long-term Line of Credit	2,000,000,000	1,900,000,000
Frontline forward contract
Commitments and Contingencies [Line Items]
Investment owned, at fair value	12,800,000	10,200,000
Installation of scrubbers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	0	0
Installation of BWTS
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 2,500,000	$ 2,700,000
Number of vessels being upgraded | vessel	4	5
Newbuilding dual-fuel car carriers using liquefied natural gas
Commitments and Contingencies [Line Items]
Number of dual-fuel car carriers | carrier	4
Dual-fuel car carriers
Commitments and Contingencies [Line Items]
Number of container vessels with amended charter terms	$ 239,700,000	$ 254,200,000